UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23186

Invesco High Income 2023 Target Term Fund
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(404) 439-3217

Date of fiscal year end:	2/28

Date of reporting period:	8/31/17

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2017

Invesco High Income 2023 Target Term Fund

NYSE: IHIT

2	Letters to Shareholders

3	Fund Performance

3	Share Repurchase Program Notice

4	Dividend Reinvestment Plan

5	Schedule of Investments

8	Financial Statements

11	Notes to Financial Statements

17	Financial Highlights

18	Approval of Investment Advisory and Sub-Advisory Contracts

20	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the fund’s investment strategy; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Fund. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

2 Invesco High Income 2023 Target Term Fund

Fund Performance

Performance summary

Cumulative total returns, 2/28/17 to 8/31/17

Fund at NAV	5.30%
Fund at Market Value	3.55
Bloomberg Barclays U.S. Corporate MBS Investment Grade Index▼	3.17

Market Price Discount to NAV as of 8/31/17	-1.47

Source: ▼Bloomberg L.P.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Fund expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

    Since the Fund is a closed-end management investment company, shares of the Fund may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Fund cannot predict whether shares will trade at, above or below NAV. The Fund should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The Bloomberg Barclays U.S. Corporate MBS Investment Grade Index consists of publicly issued, fixed rate, nonconvertible, investment grade debt securities.

    The Fund is not managed to track the performance of any particular index, including the index described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index.

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In October 2017, the Trustees of the Fund approved a share repurchase program that allows the Fund to repurchase up to 25% of the 20-day average trading volume of the Fund’s common shares when the Fund is trading at a 10% or greater discount to its net asset value. The Fund will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

3 Invesco High Income 2023 Target Term Fund

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Fund (the Fund). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Fund, allowing you to potentially increase your investment over time. All shareholders in the Fund are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎	Add to your account:

You may increase your shares in your Fund easily and automatically with the Plan.

∎	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Fund is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Fund, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

∎	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Fund name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Fund is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Fund is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Fund is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Fund trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Fund is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Fund. If the Fund is trading at or above its NAV, your new shares are issued directly by the Fund and there are no brokerage charges or fees. However, if the Fund is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Fund name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Fund shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Fund and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Fund. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

4 Invesco High Income 2023 Target Term Fund

Schedule of Investments

August 31, 2017

(Unaudited)

	Principal Amount	Value
Commercial Mortgage-Backed Securities–113.76%(a)
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A1, Pass Through Ctfs., 1.97%, 12/10/2021(b)	$4,475,920	$4,487,323
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class D, Variable Rate Pass Through Ctfs., 4.60%, 04/10/2023(b)(c)(d)	12,500,000	11,851,481
Commercial Mortgage Trust, Series 2012-CR2, Class E, Variable Rate Pass Through Ctfs., 5.00%, 08/15/2022(c)(d)	1,500,000	1,466,751
Series 2013-CR11, Class D, Variable Rate Pass Through Ctfs., 5.34%, 09/10/2023(b)(c)(d)	14,523,000	14,327,442
Series 2013-CR6, Class D, Variable Rate Pass Through Ctfs., 4.27%, 02/10/2023(c)(d)	250,000	232,324
Series 2013-CR8, Class D, Variable Rate Pass Through Ctfs., 4.09%, 10/10/2023(c)(d)	1,500,000	1,376,691
Series 2013-CR8, Class E, Variable Rate Pass Through Ctfs., 4.00%, 10/10/2023(c)(d)	3,000,000	2,262,679
Series 2014-CR14, Class D, Variable Rate Pass Through Ctfs., 4.75%, 01/10/2024(b)(c)(d)	9,767,000	9,236,825
Series 2014-CR16, Class D, Variable Rate Pass Through Ctfs., 5.06%, 04/10/2024(b)(c)(d)	12,680,000	11,695,578
Series 2014-UBS3, Class C, Variable Rate Pass Through Ctfs., 4.94%, 05/10/2024(b)(c)	10,250,000	10,200,741
Series 2015-PC1, Class A1, Pass Through Ctfs., 1.67%, 11/10/2019(b)	1,802,591	1,803,532
DBUBS Mortgage Trust, Series 2011-LC2, Class A1, Pass Through Ctfs., 3.53%, 01/10/2021(d)	946,682	974,286
Series 2011-LC3, Class A, Variable Rate Pass Through Ctfs., 3.75%, 08/10/2021(c)(d)	500,000	477,414
FREMF Mortgage Trust, Series 2014-K36, Class B, Variable Rate Pass Through Ctfs., 4.50%, 10/25/2023(c)(d)	2,025,000	2,196,150
Series 2015-KF123, Class B, Floating Rate Pass Through Ctfs., 8.33% (1 mo. USD LIBOR + 7.10%)), 09/25/2022(e)	4,391,661	4,713,954
Great Wolf Trust, Series 2015-WFMZ, Class M, Floating Rate Pass Through Ctfs., 8.21% (1 mo. USD LIBOR + 6.99%)), 05/15/2018(d)(e)	8,500,000	8,579,228

	Principal Amount	Value
GS Mortgage Security Trust, Series 2013-GC10, Class D, Variable Rate Pass Through Ctfs., 4.56%, 01/10/2023(b)(c)(d)	$3,345,000	$3,269,658
Series 2013-GC10, Class XA, IO, Variable Rate Pass Through Ctfs., 1.71%, 01/10/2023(b)(c)	29,066,599	1,892,567
Series 2013-GC13, Class D, Variable Rate Pass Through Ctfs., 4.20%, 07/10/2023(b)(c)(d)	11,546,000	10,868,102
Series 2014-GC18, Class D, Variable Rate Pass Through Ctfs., 5.11%, 01/10/2024(c)(d)	10,000,000	8,716,773
Hilton Mortgage Trust, Series 2016-SFP, Class E, Pass Through Ctfs., 5.52%, 11/05/2023(b)(d)	8,500,000	8,829,581
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class E, Variable Rate Pass Through Ctfs., 4.81%, 09/15/2022(b)(c)(d)	4,834,001	4,686,088
Series 2013-C10, Class D, Variable Rate Pass Through Ctfs., 4.29%, 02/15/2023(b)(c)	19,348,000	18,087,360
Series 2013-C10, Class E, Variable Rate Pass Through Ctfs., 3.50%, 02/15/2023(c)(d)	860,000	666,454
Series 2013-C13, Class XA, IO, Variable Rate Pass Through Ctfs., 0.64%, 06/15/2023(b)(c)	145,305,670	1,196,694
Series 2013-C13, Class XC, IO, Variable Rate Pass Through Ctfs., 0.20%, 07/15/2023(c)(d)	69,684,664	393,920
Series 2013-C16, Class D, Variable Rate Pass Through Ctfs., 5.14%, 11/15/2023(b)(c)(d)	13,875,000	13,779,106
Series 2013-LC11, Class D, Variable Rate Pass Through Ctfs., 4.40%, 05/15/2023(b)(c)	10,248,000	9,541,217
Series 2014-C19, Class D, Variable Rate Pass Through Ctfs., 4.82%, 04/15/2024(b)(c)(d)	2,500,000	2,291,019
Series 2014-CBMZ, Class M, Floating Rate Pass Through Ctfs., 7.45% (1 mo. USD LIBOR + 6.22%)), 10/15/2017(d)(e)	6,100,000	6,137,900
Series 2014-FL6, Class BWT1, Floating Rate Pass Through Ctfs., 4.73% (1 mo. USD LIBOR + 3.50%)), 09/15/2019(d)(e)	1,715,067	1,699,905
Series 2014-FL6, Class BWT2, Floating Rate Pass Through Ctfs., 5.48% (1 mo. USD LIBOR + 4.25%)), 09/15/2019(d)(e)	1,715,067	1,690,258
Series 2015-MAR7, Class D, Pass Through Ctfs., 5.23%, 06/05/2022(b)(d)	3,000,000	3,116,192
Series 2016-WPMZ, Class MZB, Floating Rate Pass Through Ctfs., 10.18% (1 mo. USD LIBOR + 8.95%)), 10/15/2018 (d)(e)	5,000,000	5,051,975

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco High Income 2023 Target Term Fund

	Principal Amount	Value
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class XA, IO, Variable Rate Pass Through Ctfs., 1.94%, 09/15/2022(b)(c)(d)	$12,986,819	$756,593
Series 2013-C10, Class D, Variable Rate Pass Through Ctfs., 4.22%, 06/15/2023(b)(c)(d)	3,426,000	3,170,993
Series 2013-C13, Class XA, IO, Variable Rate Pass Through Ctfs., 1.27%, 11/15/2023(b)(c)	45,712,070	2,237,674
Series 2014-C14, Class D, Variable Rate Pass Through Ctfs., 4.99%, 02/15/2024(b)(c)(d)	7,579,400	7,134,630
Series 2014-C15, Class D, Variable Rate Pass Through Ctfs., 5.06%, 04/15/2024(b)(c)(d)	16,500,000	15,552,874
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, Variable Rate Pass Through Ctfs., 4.22%, 02/10/2023(b)(c)(d)	8,090,000	7,433,009
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class D, Variable Rate Pass Through Ctfs., 4.96%, 10/15/2022(b)(c)(d)	5,768,000	5,651,696
Series 2013-C12, Class E, Pass Through Ctfs., 3.50%, 03/15/2023(d)	776,000	576,290
Series 2013-C12, Class XA, IO, Variable Rate Pass Through Ctfs., 1.51%, 03/15/2023(b)(c)(d)	22,972,769	1,116,164
Series 2013-C13, Class XA, IO, Variable Rate Pass Through Ctfs., 1.49%, 05/15/2023(b)(c)(d)	27,140,607	1,392,262
Series 2013-C16, Class E, Pass Through Ctfs., 3.85%, 10/15/2023(d)	9,450,000	7,023,476
Series 2013-C17, Class D, Variable Rate Pass Through Ctfs., 5.29%, 11/15/2023(b)(c)(d)	20,419,000	20,072,902
Series 2013-UBS1, Class D, Variable Rate Pass Through Ctfs., 4.78%, 12/15/2023(b)(c)(d)	5,000,000	4,754,659
Series 2014-C19, Class D, Pass Through Ctfs., 4.23%, 03/15/2024(d)	10,000,000	8,845,321
Series 2014-C19, Class E, Variable Rate Pass Through Ctfs., 5.14%, 03/15/2024(b)(c)(d)	6,000,000	4,522,241
Total Commercial Mortgage-Backed Securities (Cost $269,423,653)		278,037,952

Bonds & Notes–10.37%
Homebuilding–4.24%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/2021(d)	3,238,000	3,331,093
Beazer Homes USA, Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/15/2022	3,250,000	3,599,375
Taylor Morrison Communities Inc./ Taylor Morrison Holdings II, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 03/01/2024(d)	3,250,000	3,420,625
		10,351,093

	Principal Amount	Value
Industrial REIT’s–6.13%
Duke Realty LP, Sr. Unsec. Gtd. Notes, 3.63%, 04/15/2023	$7,000,000	$7,285,887
Prologis L.P., Sr. Unsec. Gtd. Global Notes, 4.25%, 08/15/2023	7,000,000	7,700,059
		14,985,946
Total Bonds & Notes (Cost $24,704,634)		25,337,039

	Shares
Preferred Stocks–7.40%
Diversified REIT’s–0.87%
Colony NorthStar, Inc., Series H, 7.13% Pfd.	83,266	2,125,781

Mortgage REIT’s–6.53%
AGNC Investment Corp., Series B, 7.75% Pfd.	21,876	563,963
Annaly Capital Management Inc., Series D, 7.50% Pfd.	163,000	4,141,830
Apollo Commercial Real Estate Finance Inc., Series C, 8.00% Pfd.	121,000	3,100,020
Capstead Mortgage Corp., Series E, 7.50% Pfd.	162,500	4,060,875
MFA Financial Inc., Series B, 7.50% Pfd.	161,500	4,085,950
		15,952,638
Total Preferred Stocks (Cost $17,598,557)		18,078,419

	Principal Amount
U.S. Treasury Bills–0.38%
1.08%, 02/01/2018(f)(g)	$7,000	6,969
1.10%, 02/01/2018(f)(g)	930,000	925,895
Total U.S. Treasury Bills (Cost $932,600)		932,864

	Shares
Money Market Funds–0.15%
Government & Agency Portfolio–Institutional Class, 0.93%(h)	218,902	218,902
Treasury Portfolio–Institutional Class, 0.90%(h)	145,934	145,934
Total Money Market Funds (Cost $364,836)		364,836
TOTAL INVESTMENTS IN SECURITIES–132.06% (Cost $313,024,280)		322,751,110
OTHER ASSETS LESS LIABILITIES–(32.06)%		(78,350,507)
NET ASSETS–100.00%		$244,400,603

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco High Income 2023 Target Term Fund

Investment Abbreviations:

Ctfs	– Certificates
Gtd.	– Guaranteed
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Maturity date reflects the anticipated repayment date.
(b)	All or a portion of the security is pledged as collateral for open reverse repurchase agreements. See Note 1I.
(c)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect August 31, 2017.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $230,628,608, which represented 94.36% of the Fund’s Net Assets.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	All or a portion of the value was pledged and/or designated as collateral to cover margin requirements for swap agreements. See Note 1J and Note 4.
(h)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of August 31, 2017.

Portfolio Composition†

By credit quality, based on Total Investments

as of August 31,2017

AAA	4.9%
A	6.3
BBB	66.0
BB	6.3
B	2.7
NR	13.4
Cash	0.4

†	Source: Standard & Poor’s. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. “Non-Rated” indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor’s rating methodology, please visit standardandpoors.com and select ‘Understanding Ratings’ under Rating Resources on the homepage.

Open Centrally Cleared Interest Rate Swap Agreements — Interest Risk
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)(a)
Receive	1 Month LIBOR	Monthly	(2.12)%	Monthly	12/01/2023	$(50,000,000)	$—	$(1,013,270)	$(1,013,270)

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco High Income 2023 Target Term Fund

Statement of Assets and Liabilities

August 31, 2017

(Unaudited)

Assets:
Investments in securities, at value (Cost $312,659,444)	$322,386,274
Investments in affiliated money market funds, at value and cost	364,836
Dividends and interest receivable	1,631,503
Other assets	314,470
Total assets	324,697,083

Liabilities:
Other investments:
Variation margin payable — centrally cleared swap agreements	16,767
Payable for:
Reverse repurchase arrangements	80,000,000
Dividends	80,970
Accrued fees to affiliates	1,075
Accrued interest expense and line of credit fees	60,765
Accrued trustees’ and officers’ fees and benefits	3,041
Accrued other operating expenses	133,862
Total liabilities	80,296,480
Net assets applicable to shares outstanding	$244,400,603

Net assets consist of:
Shares of beneficial interest — common shares	$235,270,295
Undistributed net investment income	597,288
Undistributed net realized gain (loss)	(180,540)
Net unrealized appreciation	8,713,560
$244,400,603

Common shares outstanding, no par value, with an unlimited number of shares authorized:
Common shares outstanding	23,973,055
Net asset value per common share	$10.19
Market value per common share	$10.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco High Income 2023 Target Term Fund

Statement of Operations

For the six months ended August 31, 2017

(Unaudited)

Investment income:
Interest	$8,804,218
Dividends	677,491
Dividends from affiliated money market funds	23,811
Total investment income	9,505,520

Expenses:
Advisory fees	1,107,304
Administrative services fees	27,914
Custodian fees	2,139
Interest	999,821
Transfer agent fees	4,498
Trustees’ and officers’ fees and benefits	11,188
Reports to shareholders	21,055
Professional services fees	33,412
Other	10,035
Total expenses	2,217,366
Less: Fees waived	(4,063)
Net expenses	2,213,303
Net investment income	7,292,217

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	20,276
Swap agreements	(200,816)
(180,540)
Change in net unrealized appreciation (depreciation) of:
Investment securities	6,416,533
Swap agreements	(1,013,270)
5,403,263
Net realized and unrealized gain	5,222,723
Net increase in net assets resulting from operations applicable to common shares	$12,514,940

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco High Income 2023 Target Term Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2017 and the period November 28, 2016 (commencement date) through February 28, 2017

(Unaudited)

	August 31, 2017	November 28, 2016 (commencement date) to February 28, 2017
Operations:
Net investment income	$7,292,217	$2,849,305
Net realized gain (loss)	(180,540)	—
Change in net unrealized appreciation	5,403,263	3,310,297
Net increase in net assets resulting from operations applicable to common shares	12,514,940	6,159,602
Distributions to shareholders from net investment income	(7,187,201)	(2,393,193)
Increase from transactions in common shares of beneficial interest	317,294	234,989,161
Net increase in net assets applicable to common shares	5,645,033	238,755,570

Net assets applicable to common shares:
Beginning of period	238,755,570	—
End of period (includes undistributed net investment income of $597,288 and $492,272, respectively)	$244,400,603	$238,755,570

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco High Income 2023 Target Term Fund

Statement of Cash Flows

For the six months ended August 31, 2017

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations	$12,514,940

Adjustments to reconcile the change in net assets applicable from operations to net cash provided by (used in) operating activities:
Purchases of investments	(87,735,298)
Purchases of short-term investments, net	(932,600)
Proceeds from sales of investments	9,030,579
Net change in unrealized appreciation on swap agreements	1,013,270
Amortization of premium	283,917
Accretion of discount	(1,612,583)
Increase in receivables and other assets	(960,033)
Decrease in accrued expenses and other payables	(61,448)
Net realized gain (loss) from investment securities	(20,276)
Net change in unrealized appreciation on investment securities	(6,416,533)
Net cash provided by (used in) operating activities	(74,896,065)

Cash provided by financing activities:
Dividends paid to shareholders from net investment income	(6,788,937)
Net proceeds from loans outstanding	80,000,000
Net cash provided by financing activities	73,211,063
Net increase (decrease) in cash and cash equivalents	(1,685,002)
Cash and cash equivalents at beginning of period	2,049,838
Cash and cash equivalents at end of period	$364,836

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$382,724

Supplemental disclosure of cash flow information:
Cash paid during the period for interest	$939,056

Notes to Financial Statements

August 31, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco High Income 2023 Target Term Fund (the “Fund”) was organized as a Delaware statutory trust on August 22, 2016 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a nondiversified, closed-end management investment company. The Fund is authorized to issue an unlimited amount of Common Shares (the “common shares”) with no par value. The Fund had an initial capitalization on October 7, 2016, which included the sale of 10,000 common shares for $100,000 to Invesco Advisers, Inc. (the “Adviser” or “Invesco”). The common shares are traded on the New York Stock Exchange (the “NYSE”) under the symbol “IHIT”.

The Fund’s investment objectives are to provide a high level of current income and to return $9.835 per share (the original net asset value (the “NAV”) per common share before deducting offering costs of $0.02 per share) (“Original NAV”) to common shareholders on or about December 1, 2023 (the “Termination Date”). The objective to return the Fund’s original NAV is not an express or implied guarantee obligation of the Fund or any other entity. The Fund intends, on or about the Termination Date, to cease its investment operations, liquidate its portfolio (to the extent possible), retire or redeem its leverage facilities, if any, and distribute all its liquidated net assets to common shareholders of record unless the term is extended for one period of up to six months by a vote of the Fund’s Board of Trustees. The Fund’s ability to successfully return the Original NAV to holders of common shares on or about the Termination Date will depend on market conditions at that time and the success of various portfolio and cash flow management techniques.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual

11                         Invesco High Income 2023 Target Term Fund

trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining NAV per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the NYSE.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day NAV per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Fund’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

12                         Invesco High Income 2023 Target Term Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Fund declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common shareholders.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Fund’s organizational documents, each Director, officer, employee or other agent of the Fund is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Commercial Mortgage-Backed Securities — The Fund may invest in both single and multi-issuer Commercial Mortgage-Backed Securities (the “CMBS”). This includes both investment grade and non-investment grade CMBS as well as other non-rated CMBS. A CMBS is a type of mortgage-backed security that is secured by one or more mortgage loans on interests in commercial real estate property. CMBS differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Investments in CMBS are subject to the various risks which relate to the pool of underlying assets in which the CMBS represents an interest. Securities backed by commercial real estate assets are subject to securities market risks as well as risks similar to those of direct ownership of commercial real estate loans. Risks include the ability of a borrower to meet its obligations on the loan which could lead to default or foreclosure of the property. Such actions may impact the amount of proceeds ultimately derived from the loan, and the timing of receipt of such proceeds.

Management estimates future expected cash flows at the time of purchase based on the anticipated repayment dates on the CMBS. Subsequent changes in expected cash flow projection may result in a prospective change in the timing or character of income recognized on these securities, or the amortized cost of these securities. The Fund amortizes premiums and/or accretes discounts based on the projected cash flows. Realized and unrealized gains and losses on CMBS are included in the Statement of Operations as Net realized gain (loss) from investment securities and Change in net unrealized appreciation (depreciation) of investment securities, respectively.

I.	Reverse Repurchase Agreements — The Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will use the proceeds of a reverse repurchase agreement (which are considered to be borrowings under the 1940 Act) to purchase other permitted securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities subsequently will be repurchased as specified in the agreements. Expenses under the Reverse Repurchase Agreements are shown in the Statement of Operations as Interest.
J.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

13                         Invesco High Income 2023 Target Term Fund

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

K.	Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
L.	Other Risks — The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
M.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Fund has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.70% of the Fund’s average daily managed assets. Managed assets for this purpose means the Fund’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Fund’s financial statements for purposes of generally accepted accounting principles).

Further, the Adviser has contractually agreed, through at least June 30, 2019, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended August 31, 2017, the Adviser waived advisory fees of $4,063.

The Fund has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2017, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Fund are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of August 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2017, there were no transfers between valuation levels.

	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$—	$278,037,952	$—	$278,037,952
Bonds & Notes	—	25,337,039	—	25,337,039
Preferred Stocks	18,078,419	—	—	18,078,419
U.S. Treasury Bills	—	932,864	—	932,864
Money Market Funds	364,836	—	—	364,836
	18,443,255	304,307,855		322,751,110
Swap Agreements*	—	(1,013,270)	—	(1,013,270)
Total Investments	$18,443,255	$303,294,585	$—	$321,737,840

*	Unrealized appreciation (depreciation).

14                         Invesco High Income 2023 Target Term Fund

NOTE 4—Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of August 31, 2017:

Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on swap agreements — Centrally Cleared(a)	$(1,013,270)
Derivatives not subject to master netting agreements	1,013,270
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended August 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain (Loss):
Swap agreements	$(200,816)
Change in Net Unrealized Appreciation (Depreciation):
Swap agreements	(1,013,270)
Total	$(1,214,086)

The table below summarizes the five month average notional value of swap agreements outstanding during the period.

Swap Agreements
Average notional value	$50,000,000

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Fund to fund such deferred compensation amounts.

NOTE 6—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any, at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

During the six months ended August 31, 2017, the average daily balance of borrowing under the reverse repurchase agreement for 168 days was $80,000,000 with a weighted interest rate of 2.48% and interest expense of $999,821.

Reverse repurchase agreements outstanding as of August 31, 2017 were as follows:

Counterparty	Interest Rate	Maturity Date	Face Value	Face Value Including Accrued Interest
Wells Fargo Bank, N.A.	2.48%	March 17, 2020	$80,000,000	$81,060,586

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

15                         Invesco High Income 2023 Target Term Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of February 28, 2017.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2017 was $88,128,546 and $9,030,579, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$10,109,870
Aggregate unrealized (depreciation) of investments	(1,396,310)
Net unrealized appreciation of investments	$8,713,560

Cost of investments for tax purposes is $313,024,280.

NOTE 9—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six Months ended August 31, 2017	November 28, 2016 (commencement date) through February 28, 2017
Beginning shares	23,941,413	—
Shares sold	—	23,929,000
Shares issued through dividend reinvestment	31,642	12,413
Ending shares	23,973,055	23,941,413

The Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10—Dividends

The Fund declared the following dividends to common shareholders from net investment income subsequent to August 31, 2017:

Declaration Date	Amount per Share	Record Date	Payable Date
September 1, 2017	$0.050	September 13, 2017	September 29, 2017
October 2, 2017	$0.050	October 13, 2017	October 31, 2017

16                         Invesco High Income 2023 Target Term Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Six months ended August 31, 2017		Year ended February 28, 2017(a)
Net asset value per common share, beginning of period	$9.97		$9.82
Net investment income(b)	0.30		0.12
Net gains on securities (both realized and unrealized)	0.22		0.13
Total from investment operations	0.52		0.25
Less: dividends paid to common shareholders from net investment income	(0.30)		(0.10)
Net asset value per common share, end of period	$10.19		$9.97
Market value per common share, end of period	$10.04		$9.99
Total return at net asset value(c)	5.30%		2.54%
Total return at market value(d)	3.55%		0.90%
Net assets applicable to common shares, end of period (000’s omitted)	$244,401		$238,756
Portfolio turnover rate(e)	3%		0%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.83	%(f)	1.12	%(g)
Without fee waivers and/or expense reimbursements, excluding interest	1.01	%(f)	1.13	%(g)
Ratio of net investment income to average net assets	6.00	%(f)	4.89	%(g)

(a)	Commencement date of November 28, 2016.
(b)	Calculated using average shares outstanding.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(d)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Fund’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(e)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(f)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $240,750.
(g)	Annualized.

17                         Invesco High Income 2023 Target Term Fund

Approval of Investment Advisory Agreement

The Board of Trustees (the Board) of Invesco High Income 2023 Target Term Fund (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the Fund’s investment advisory agreement. During contract renewal meetings held on June 12-13, 2017, the Board as a whole and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement).

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers under the agreement is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreement

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers

The Board reviewed the advisory services that Invesco provides to the Invesco Funds and will provide to the Fund under the Fund’s investment advisory agreement and the credentials and experience of the officers and employees of Invesco Advisers who will provide these services. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ investment process, oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds and will provide to the Fund, such as various back office support functions, equity and fixed income trading operations, internal audit, valuation and legal and compliance. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the existing relationship between Invesco Advisers and the Invesco Funds, as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the services to be provided to the Fund by Invesco Advisers are appropriate and satisfactory.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

B.	Fund Performance

The Board did not consider historical performance information for the Fund because the Fund is new and has no performance history. The Board did review performance expectations for the Fund and for the types of instruments purchased for its portfolio.

C.	Advisory Fees

The Board considered the advisory fee of the Fund. The Board also considered comparative advisory fee data provided by Invesco Advisers with respect to comparable registered funds managed by third-party advisers.

Based upon the information provided and considerations described above, the Board concluded that the compensation payable to Invesco Advisers is fair and reasonable.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to the Fund. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds. The Board noted that although Invesco Advisers received a minimal amount of revenues from advising the Fund, Invesco Advisers and its subsidiaries did not make a profit from managing the Fund because the Fund was recently launched. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits expected to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that certain of these services will be

18                         Invesco High Income 2023 Target Term Fund

provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that such services are required for the operation of the Fund; that Invesco Advisers can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

19                         Invesco High Income 2023 Target Term Fund

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco High Income 2023 Target Term Fund (the “Fund”) was held on September 8, 2017. The Meeting was held for the following purpose:

(1)	Election of Trustees by Common Shareholders.

The results of the voting on the above matter were as follows:

	Matter	Votes For	Votes Withheld
(1)	David C. Arch	21,870,405	174,556
	Teresa M. Ressel	21,898,549	146,412
	Larry Soll	21,826,596	218,365
	Philip A. Taylor	21,801,453	243,508
	Christopher L. Wilson	21,801,453	243,508

20                         Invesco High Income 2023 Target Term Fund

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Fund is shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-23186	Invesco Distributors, Inc.	CE-HIN2023TT-SAR-1	10162017 1123

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able to rely on the letter unless its term is extended or made permanent by the SEC Staff.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 11, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 11, 2017, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco High Income 2023 Target Term Fund

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 8, 2017

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.